Net Loss Per Share - Anti-dilutive common equivalent shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share
Total anti-dilutive common equivalent shares	47,653,571	48,851,417	43,185,893	40,474,263	135,800,344
Stock options
Net Loss Per Share
Total anti-dilutive common equivalent shares	9,262,296	15,544,806	12,571,912	16,243,532	26,708,329
Restricted stock units
Net Loss Per Share
Total anti-dilutive common equivalent shares	17,738,585	12,653,874	9,961,291	3,577,894	1,894,897
Outstanding warrants
Net Loss Per Share
Total anti-dilutive common equivalent shares	20,652,690	20,652,737	20,652,690	20,652,837
Convertible preferred stock
Net Loss Per Share
Total anti-dilutive common equivalent shares					107,197,118